Financial Information of Segments (Detail) In Millions	12 Months Ended
	Mar. 31, 2011 USD ($)		Mar. 31, 2011 JPY (¥)		Mar. 31, 2010 JPY (¥)		Mar. 31, 2009 JPY (¥)		Mar. 31, 2011 Corporate Financial Services USD ($)	Mar. 31, 2011 Corporate Financial Services JPY (¥)	Mar. 31, 2010 Corporate Financial Services JPY (¥)	Mar. 31, 2009 Corporate Financial Services JPY (¥)	Mar. 31, 2011 Maintenance Leasing USD ($)	Mar. 31, 2011 Maintenance Leasing JPY (¥)	Mar. 31, 2010 Maintenance Leasing JPY (¥)	Mar. 31, 2009 Maintenance Leasing JPY (¥)	Mar. 31, 2011 Real Estate USD ($)	Mar. 31, 2011 Real Estate JPY (¥)	Mar. 31, 2010 Real Estate JPY (¥)	Mar. 31, 2009 Real Estate JPY (¥)	Mar. 31, 2011 Investment Banking USD ($)	Mar. 31, 2011 Investment Banking JPY (¥)	Mar. 31, 2010 Investment Banking JPY (¥)	Mar. 31, 2009 Investment Banking JPY (¥)	Mar. 31, 2011 Retail USD ($)	Mar. 31, 2011 Retail JPY (¥)	Mar. 31, 2010 Retail JPY (¥)	Mar. 31, 2009 Retail JPY (¥)	Mar. 31, 2011 Overseas USD ($)	Mar. 31, 2011 Overseas JPY (¥)	Mar. 31, 2010 Overseas JPY (¥)	Mar. 31, 2009 Overseas JPY (¥)	Mar. 31, 2011 Total USD ($)	Mar. 31, 2011 Total JPY (¥)	Mar. 31, 2010 Total JPY (¥)	Mar. 31, 2009 Total JPY (¥)
Segment Reporting Information [Line Items]
Revenues	$ 11,667		¥ 970,110		¥ 912,294		¥ 1,032,486		$ 1,242	¥ 103,239	¥ 98,063	¥ 116,352	$ 2,716	¥ 225,830	¥ 226,179	¥ 242,572	$ 2,617	¥ 217,590	¥ 215,001	¥ 303,030	$ 790	¥ 65,661	¥ 73,422	¥ 72,868	$ 1,789	¥ 148,768	¥ 155,491	¥ 181,997	$ 2,126	¥ 176,875	¥ 185,906	¥ 167,635	$ 11,280	¥ 937,963	¥ 954,062	¥ 1,084,454
Interest revenue									289	24,024	33,737	52,105	2	189	74	23	159	13,181	16,021	27,157	287	23,889	24,113	21,019	339	28,171	34,174	56,834	419	34,841	26,926	36,986	1,495	124,295	135,045	194,124
Interest expense	1,485		123,503		82,029		101,919		163	13,585	19,149	23,947	60	4,998	5,611	6,676	231	19,218	21,520	22,676	74	6,145	6,881	5,135	108	8,980	10,580	10,585	204	16,931	17,273	29,432	840	69,857	81,014	98,451
Depreciation and amortization	2,026		168,442		167,266		189,215		82	6,808	11,993	23,650	1,171	97,394	98,943	97,447	212	17,668	17,601	16,181	16	1,327	3,740	4,479	114	9,480	11,495	14,635	328	27,255	28,588	34,942	1,923	159,932	172,360	191,334
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	374		31,122		71,529		76,985		151	12,699	40,509	42,414	24	1,955	2,013	3,596	14	1,131	9,521	6,396	82	6,810	2,306	2,162	17	1,409	9,277	18,524	39	3,226	7,901	3,893	327	27,230	71,527	76,985
Write-downs of long-lived assets	227		18,853		6,977		3,673		1	104	152	0	0	0	0	0	160	13,278	4,379	3,590	12	996	283	0	0	0	0	0	21	1,770	2,163	83	194	16,148	6,977	3,673
Decrease in policy liabilities	(141)		(11,692)		(32,927)		(43,495)		0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	141	11,692	32,927	43,495	0	0	0	0	141	11,692	32,927	43,495
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net									5	387	679	(346)	2	157	86	61	31	2,585	3,747	15,983	17	1,433	(6,299)	(63,276)	1	52	19,039	86	160	13,382	8,635	5,273	216	17,996	25,887	(42,219)
Discontinued operations	163	[1],[2]	13,556	[1],[2]	14,453	[1],[2]	17,883	[1],[2]	(4)	(349)	(171)	(58)	0	0	0	0	80	6,688	12,653	21,590	84	6,905	2,704	(4,203)	0	0	0	0	(1)	(51)	(733)	554	159	13,193	14,453	17,883
Segment profits (losses)									123	10,247	(18,983)	(10,702)	315	26,203	23,307	28,015	1	54	138	59,185	156	13,000	(2,848)	(74,217)	286	23,777	31,104	9,573	549	45,639	37,142	20,066	1,430	118,920	69,860	31,920
Segment assets	103,206		8,581,582		7,739,800		8,369,736		12,100	1,006,107	1,178,879	1,527,317	6,046	502,738	515,716	612,351	18,519	1,539,814	1,677,402	1,833,653	5,631	468,231	472,705	507,066	19,888	1,653,704	1,578,758	1,448,804	11,692	972,224	860,815	949,852	73,876	6,142,818	6,284,275	6,879,043
Long-lived assets									706	58,685	47,150	43,566	3,755	312,261	303,809	338,356	12,220	1,016,039	1,013,190	999,018	293	24,373	27,016	37,278	513	42,686	44,838	46,057	2,330	193,724	133,462	143,458	19,817	1,647,768	1,569,465	1,607,733
Expenditures for long-lived assets									93	7,748	4,581	6,824	1,423	118,283	77,261	143,757	484	40,270	51,001	293,984	26	2,164	807	2,600	1	86	24	0	699	58,156	26,939	52,606	2,726	226,707	160,613	499,771
Investment in Affiliates	$ 4,490		¥ 373,376		¥ 409,711				$ 199	¥ 16,510	¥ 16,233	¥ 15,434	$ 9	¥ 710	¥ 631	¥ 566	$ 1,014	¥ 84,325	¥ 82,768	¥ 76,794	$ 657	¥ 54,634	¥ 56,076	¥ 82,701	$ 1,327	¥ 110,375	¥ 167,293	¥ 7,584	$ 1,284	¥ 106,813	¥ 86,700	¥ 77,067	$ 4,490	¥ 373,367	¥ 409,701	¥ 260,146

[1]	Income from discontinued operations, net includes aggregate gains on sales of subsidiaries, business units, and rental properties in the amount of ¥19,653 million, ¥14,056 million and ¥14,393 million ($173 million) in fiscal 2009, 2010 and 2011, respectively.
[2]	Pursuant to FASB Accounting Standards Codification 205-20 ("Presentation of Financial Statements-Discontinued Operations"), the results of operations which meet the criteria for discontinued operations are reported as a separate component of income, and those related amounts that had been previously reported are reclassified.